Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Entity File Number	001-37846
Entity Registrant Name	QUOIN PHARMACEUTICALS LTD.
Entity Central Index Key	0001671502
Entity Tax Identification Number	92-2593104
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	42127 Pleasant Forest Court
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20148-7349
City Area Code	703
Local Phone Number	980-4182
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing thirty-five (35) Ordinary Shares, no par value per share
Trading Symbol	QNRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false